Significant related party transactions - Schedule of Receivables Due from Related Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Balances With Affiliated Entities [Abstract]
Total	$ 0	$ 98,133
Balances With Management Personnel 0 [Abstract]
Related party payables	88,742	125,329
BHP Biliton (UK) DDS Limited
Balances With Affiliated Entities [Abstract]
Total	0	23,133
Shareholder loan
Balances With Affiliated Entities [Abstract]
Total	0	75,000
Other related parties
Balances With Management Personnel 0 [Abstract]
Related party payables	$ 88,742	$ 125,329